Non-controlling interest - Summarized cash flows - (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities
Net changes in non cash working capital items	$ (2,447)	$ 7,899
Net cash generated from operating activities	61,903	54,469
Net cash used in investing activities	(49,315)	(51,607)
Net cash used in financing activities	(14,459)	(21,091)
Effect of foreign exchange rate changes on cash and cash equivalents	(175)	(38)
Decrease in cash and cash equivalents	(2,046)	(18,267)
Cash and cash equivalents, beginning of year	23,878	42,145
Cash and cash equivalents, end of year	21,832	23,878
Corona
Cash flows from operating activities
Cash generated from operating activities	83,178	76,269
Net changes in non cash working capital items	875	(3,968)
Decomissioning liabilities settled	(1,293)	(1,423)
Income taxes paid	(29,529)	(15,994)
Net cash generated from operating activities	53,231	54,884
Net cash used in investing activities	(25,243)	(18,740)
Net cash used in financing activities	(29,963)	(53,126)
Effect of foreign exchange rate changes on cash and cash equivalents	(35)	13
Decrease in cash and cash equivalents	(2,010)	(16,969)
Cash and cash equivalents, beginning of year	19,908	36,877
Cash and cash equivalents, end of year	$ 17,898	$ 19,908